Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Summary of Short-term and Long-term Debt Obligations

The following is a summary of the Company’s short-term and long-term debt obligations:

	December 31,
	2013	2014
Secured convertible note to a major shareholder. As of February 10, 2014, the secured convertible note was converted into common shares. (“2008 Convertible Note”) (See Note 10)	$1,400,000	$—
Unsecured convertible notes, issued under a note and warrant purchase agreement dated as of June 28, 2013, net of discounts related to warrants aggregating $874,158 and $0 at December 31, 2013 and 2014, respectively. Includes notes of $2,505,000 and $0 to a major shareholder at December 31, 2013 and 2014, respectively. As of February 10, 2014, the unsecured convertible notes were converted into common shares. (“2013 Convertible Bridge Notes”) (See Note 10)	4,115,842	—
Secured term loan agreement, net of discounts related to warrants and lender fees aggregating $0 and $268,678 at December 31, 2013 and 2014, respectively. (“April 2014 Credit Facility”) (see Note 7)	—	4,731,322
Other debt discount. As of February 10, 2014, the remaining unamortized portion of the other debt discount was reclassified to interest expense. (See Notes 8 and 10)	(315,243)	—

Total notes payable	5,200,599	4,731,322
Less current portion	5,200,599	—

Long-term portion	$—	$4,731,322